Derivative Liabilities and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Liabilities And Fair Value Measurements [Abstract]
Schedule of fair value on a recurring basis in the accompanying financial statements
	September 30, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities	$4,289,634	$-	$-	$4,289,634

	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities	$25,475,514	$-	$-	$25,475,514

	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$25,475,514	$-	$-	$25,475,514

	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$20,236,870	$-	$-	$20,236,870

Schedule of changes in fair value of the company's level 3 financial liabilities
Balance, December 31, 2020	$25,475,514
Transfers out due to conversions of convertible notes, accrued interest and warrants into shares of Series Y preferred stock	(4,834,911)
Transfers out due to conversions of convertible notes and accrued interest into shares of common stock	(118,778)
Transfers out due to cash payments made pursuant to settlement agreements	(175,565,103)
Change in derivative liability due to authorized shares shortfall	159,633,797
Mark to market to September 30, 2021	(300,885)
Balance, September 30, 2021	$4,289,634

Gain on change in derivative liabilities for the nine months ended September 30, 2021	$300,885

Balance, December 31, 2018	$-
Transfers in due to issuance of convertible notes and warrants with embedded conversion and reset provisions	686,059
Transfers out due to conversions of convertible notes and accrued interest into common shares	(56,142)
Derivative liability due to authorized shares shortfall	18,921,538
Mark to market to December 31, 2019	685,415
Balance, December 31, 2019	$20,236,870
Transfers in due to issuance of convertible notes and warrants with embedded conversion and reset provisions	573,230
Transfers out due to conversions of convertible notes and accrued interest into common shares	(278,545)
Transfers out due to conversions of convertible notes, accrued interest and warrants into Series Y preferred shares	(165,826,982)
Derivative liability due to authorized shares shortfall	170,319,590
Mark to market to December 31, 2020	451,351
Balance, December 31, 2020	$25,475,514

Loss on change in derivative liabilities for the year ended December 31, 2020	$(451,351)